The Business - Values of purchase consideration, assets acquired, and liabilities assumed from reverse-merger and merger (Details) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Apr. 30, 2020
Red Cat Propware, Inc.
Cash	$ 24,704	$ 24,704
Goodwill	93,050	93,050
Total	$ 117,754	$ 117,754
Merger Agreement with Rotor Riot, LLC
Purchase Price
Shares issued	1,820,114	1,820,114
Promissory note issued	$ 175,000	$ 175,000
Total Purchase Price	1,995,114	1,995,114
Assets Acquired
Cash	21,623	21,623
Accounts receivable	28,500	28,500
Other assets	3,853	3,853
Inventory	127,411	127,411
Trademark	20,000	20,000
Goodwill	2,373,023	2,373,023
Total assets acquired	2,574,410	2,574,410
Liabilities Assumed
Accounts Payable and accrued expenses	171,651	171,651
Notes payable	209,799	209,799
Due to Related Party	197,846	197,846
Total liabilities assumed	579,296	579,296
Net assets acquired	$ 1,995,114	$ 1,995,114